Notes to the Consolidated Statements of Operations - Contract balances (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Notes to the Consolidated Statements of Operations
Trade receivables	€ 409	€ 14,077
Contract assets		€ 2,764
Contract liabilities (non-current)	€ 174